EXHIBIT 99.2

John Deere Owner Trust 2010

Statement to Certificateholders

$224,000,000   Class A-1  0.34384%  Asset Backed Notes due May 16, 2011

$147,000,000   Class A-2  0.72000%  Asset Backed Notes due July 16, 2012

$267,000,000   Class A-3  1.32000%  Asset Backed Notes due May 15, 2014

$70,189,000   Class A-4  2.13000%  Asset Backed Notes due October 17, 2016

$39,240,380  Asset Backed Certificates

Payment Date:			16-Aug-10

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$32,118,358.74
		per $1,000 original principal amount:	$143.39

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$32,118,358.74

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$44,554.77
		per $1,000 original principal amount:	$0.20

		(ii) Class A-2 Notes:	$88,200.00
		per $1,000 original principal amount:	$0.60

		(iii) Class A-3 Notes:	$293,700.00
		per $1,000 original principal amount:	$1.10

		(iv) Class A-4 Notes:	$124,585.48
		per $1,000 original principal amount:	$1.78

		(v) Total:	$551,040.25

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$637,622,406.01

	(b)	Note Value at end of related Collection Period:	$637,088,470.65

	(c)	Pool Face Amount at the end of related Collection Period:	$692,000,967.44

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$113,659,090.65
		(ii) A-1 Note Pool Factor:	0.5074067

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$147,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

	(e)	(i) Certificate Balance:	$39,240,380.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:		$558,309.38
	per $1,000 original principal amount:		$0.75
	(a)	Amount of Servicing Fee earned:	$558,309.38
	(b)	Amount of Servicing Fee paid:	$1,200,359.14
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Aggregate Purchase Amounts for Collection Period:		$0.00

(10)	(i)	Amount in Reserve Account:	$14,948,588.00
	(ii)	Specified Reserve Account Balance:	$14,948,588.00

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$8,382,309.65
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.31%

(12)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%